Consolidated Statements of Shareholders' Equity (USD $)	Total USD ($)	All Other USD ($)	Joint Venture USD ($)	Common Shares USD ($)	Common Shares Restructuring share issuance, net USD ($)	Common Shares All Other USD ($)	Treasury Shares	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Restructuring share issuance, net USD ($)	Additional Paid-In Capital All Other USD ($)	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss All Other USD ($)	Accumulated Other Comprehensive Loss Joint Venture USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Retained Earnings (Accumulated Deficit) All Other USD ($)	Retained Earnings (Accumulated Deficit) Joint Venture USD ($)
Balance at January 1, 2011 at Dec. 31, 2010	$ 1,775,207,000			$ 2,000				$ 1,697,608,000			$ (13,458,000)			$ 91,055,000
Balance at January 1, 2011 (in shares) at Dec. 31, 2010				1,921,000
Issuance of shares, net (in shares)					148,079,000	66,900,000
Issuance of shares, net		625,816,000			1,498,000	669,000			(1,498,000)	625,147,000
Issuance of common shares to treasury							7,200,000
Contribution from shareholder	142,759,000							142,759,000
Joint Venture interests assigned to shareholder	(215,368,000)							(124,920,000)			9,742,000			(100,190,000)
Share-based compensation liability modification	2,290,000							2,290,000
Share-based compensation	2,840,000							2,840,000
Other comprehensive income (loss)	(56,568,000)	(60,284,000)	3,716,000									(60,284,000)	3,716,000
Net income (loss)	(2,903,000)	(12,038,000)	9,135,000												(12,038,000)	9,135,000
Ending Balance at Dec. 31, 2011	2,274,073,000			2,169,000				2,344,226,000			(60,284,000)			(12,038,000)
Ending Balance (in shares) at Dec. 31, 2011				216,900,000			7,200,000
Shares issued under share-based compensation plan (in shares)				2,000			(2,000)
Share-based compensation	5,318,000							5,318,000
Other comprehensive income (loss)	1,868,000										1,868,000
Net income (loss)	33,989,000													33,989,000
Ending Balance at Dec. 31, 2012	2,315,248,000			2,169,000				2,349,544,000			(58,416,000)			21,951,000
Ending Balance (in shares) at Dec. 31, 2012				216,902,000			7,198,000
Shares issued under share-based compensation plan (in shares)				133,000			(133,000)
Shares issued under share-based compensation plan				1,000				(1,000)
Share-based compensation	9,315,000							9,315,000
Other comprehensive income (loss)	49,859,000										49,859,000
Net income (loss)	25,502,000													25,502,000
Ending Balance at Dec. 31, 2013	$ 2,399,924,000			$ 2,170,000				$ 2,358,858,000			$ (8,557,000)			$ 47,453,000
Ending Balance (in shares) at Dec. 31, 2013				217,035,000			7,065,000